UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200
Washington, D.C. 20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C. 20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: July 1, 2009 - June 30, 2010

*This filing relates solely to Series B—HIT Workforce Housing Fund

Item 1.  Proxy Voting Record.

The Series B-HIT Workforce Housing Fund is not yet in operation and held no voting securities in its portfolio during the most recent twelve-month period ended June 30, 2010.  Therefore no matter relating to a portfolio security was considered at any shareholder meeting held during the period covered by the report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

/s Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date:  August 30, 2010

/s Harpreet Peleg
Harpreet Peleg
Controller
(Principal Financial Officer)
Date:  August 31, 2010